MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Springpole
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	$ 87,907	$ 76,775
Acquisition	1,222	0
Concessions, taxes and royalties	684	740
Salaries and share-based payments	3,311	1,300
Drilling, exploration, and technical consulting	4,235	4,828
Assaying, field supplies and environment	5,194	3,555
Travel and other expenditures	1,512	709
Total Expenditures	16,158	11,132
Disposal, impairment or reclassification	0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	104,065	87,907
Birch Lake Properties Acquisition
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	7,229	7,217
Acquisition	0	0
Concessions, taxes and royalties	3	3
Salaries and share-based payments	6	1
Drilling, exploration, and technical consulting	6	8
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Total Expenditures	15	12
Disposal, impairment or reclassification	0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	7,244	7,229
Hope Brook
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	20,612	20,071
Acquisition	0	0
Concessions, taxes and royalties	20	20
Salaries and share-based payments	44	148
Drilling, exploration, and technical consulting	16	140
Assaying, field supplies and environment	3	123
Travel and other expenditures	17	110
Total Expenditures	100	541
Disposal, impairment or reclassification	(2,685)	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	18,027	20,612
Pickle Crow
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	24,986	19,263
Acquisition	0	0
Concessions, taxes and royalties	0	20
Salaries and share-based payments	22	71
Drilling, exploration, and technical consulting	3,251	4,409
Assaying, field supplies and environment	0	1,217
Travel and other expenditures	0	6
Total Expenditures	3,273	5,723
Disposal, impairment or reclassification	(28,259)	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	0	24,986
Other
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	6,820	3,221
Acquisition	1,047	0
Concessions, taxes and royalties	0	60
Salaries and share-based payments	117	7
Drilling, exploration, and technical consulting	559	37
Assaying, field supplies and environment	19	8
Travel and other expenditures	6	2
Total Expenditures	1,748	114
Disposal, impairment or reclassification	(216)	3,485
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	8,352	6,820
Swain Lake Property Option
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	179,429	252,815
Acquisition	2,290	4,219
Concessions, taxes and royalties	739	856
Salaries and share-based payments	3,685	2,102
Drilling, exploration, and technical consulting	8,169	10,270
Assaying, field supplies and environment	5,296	5,208
Travel and other expenditures	1,569	977
Total Expenditures	21,748	23,632
Disposal, impairment or reclassification	(31,160)	(97,018)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	170,017	179,429
Vixen Properties Acquisition
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	31,875	27,374
Acquisition	21	4,219
Concessions, taxes and royalties	32	11
Salaries and share-based payments	185	145
Drilling, exploration, and technical consulting	102	52
Assaying, field supplies and environment	80	50
Travel and other expenditures	34	24
Total Expenditures	454	4,501
Disposal, impairment or reclassification	0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	32,329	31,875
Goldlund
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	0	98,894
Acquisition	0	0
Concessions, taxes and royalties	0	2
Salaries and share-based payments	0	430
Drilling, exploration, and technical consulting	0	796
Assaying, field supplies and environment	0	255
Travel and other expenditures	0	126
Total Expenditures	0	1,609
Disposal, impairment or reclassification	0	(100,503)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	$ 0	$ 0